BORROWINGS	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
BORROWINGS

NOTE 8. BORROWINGS

Short-term borrowings are for terms under one year and were comprised of securities sold under repurchase agreements, or REPOs, and Federal Home Loan Bank, or FHLB, advances. Our REPOs were with our local customers. Securities pledged as collateral under these REPO financing arrangements cannot be sold or repledged by the secured party and are therefore accounted for as a secured borrowing. FHLB advances are for various terms secured by a blanket lien on our residential mortgages and other real estate secured loans.

Long-term borrowings are for original terms greater than one year and were comprised of FHLB advances, a capital lease and junior subordinated debt securities. Long-term FHLB advances have the same collateral requirements as their short-term equivalents. We had total long-term borrowings outstanding of $16.8 million at a fixed rate and $48.7 million at a variable rate at September 30, 2014, excluding our capital lease of $0.2 million.

Information pertaining to borrowings is summarized in the table below as of the dates presented:

	September 30, 2014		December 31, 2013
(dollars in thousands)	Balance	Weighted Average Rate	Balance	Weighted Average Rate
Short-term borrowings
Securities sold under repurchase agreements	$23,084	0.01%	$33,847	0.01%
Short-term borrowings	265,000	0.29%	140,000	0.30%

Total short-term borrowings	288,084	0.27%	173,847	0.24%
Long-term borrowings
Other long-term borrowings	20,042	2.97%	21,810	3.01%
Junior subordinated debt securities	45,619	2.69%	45,619	2.70%

Total long-term borrowings	65,661	2.78%	67,429	2.80%

Total Borrowings	$353,745	0.73%	$241,276	0.96%

We had total borrowings at September 30, 2014 and December 31, 2013 at the FHLB of Pittsburgh of $284.9 million and $161.6 million. This consisted of $265.0 million in short-term borrowings and $19.9 million in long-term borrowings at September 30, 2014. Our maximum borrowing capacity with the FHLB of Pittsburgh was $1.6 billion at September 30, 2014, with a remaining borrowing availability of $1.3 billion.